SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition - Additional Information (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥) Item	Dec. 31, 2021 USD ($) Item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Net revenue	¥ 17,800	¥ 11,600	¥ 752,688	$ 118,113	¥ 723,453	¥ 592,798
Gross Profit			¥ 271,933	$ 42,672	245,335	214,768
CPaaS
Disaggregation of Revenue [Line Items]
Number of Performance obligations			2	2
Number of performance obligations recognized			1	1
Net revenue | ¥			¥ 41,000		50,000	17,000
Gross Profit | ¥			¥ 166,000		212,000	148,000
CPaaS | Minimum
Disaggregation of Revenue [Line Items]
Length of service contracts			3 months	3 months
CPaaS | Maximum
Disaggregation of Revenue [Line Items]
Length of service contracts			12 months	12 months
Cloudbased CC
Disaggregation of Revenue [Line Items]
Number of performance obligations recognized			1	1
Net revenue | ¥			¥ 276,126		¥ 227,550	¥ 150,485
Cloudbased CC | Minimum
Disaggregation of Revenue [Line Items]
Length of service contracts			3 months	3 months
Cloudbased CC | Maximum
Disaggregation of Revenue [Line Items]
Length of service contracts			12 months	12 months
Cloud-based UC&C
Disaggregation of Revenue [Line Items]
Number of performance obligations recognized			1	1